Prepaid Expenses and Other Current Assets	6 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Value added tax recoverable	242,833	275,765
Deposits	148,007	111,749
Receivable from disposal of a vehicle	-	83,939
Prepaid expenses	45,007	50,981
Others	-	13,760
Payment on behalf of others	1,631	3,337
Prepaid expenses and other current assets	437,478	539,531